EMPLOYEE BENEFITS - Schedule of Evolution of RSUs and SEU Outstanding (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
RSUs and PRSUs
Number of RSU (in shares)
Balance at the beginning of year (in shares) | shares	1,183,067	1,165,036
Granted during the year (in shares) | shares	462,420	348,967	378,323
Forfeited during the year (in shares) | shares	(205,905)	(82,207)
Issued during the year (in shares) | shares	(367,892)	(248,729)	(257,079)
Balance at end of year (in shares) | shares	1,071,690	1,183,067	1,165,036
Weighted average grant price (in usd per share)
Balance at the beginning of year (in usd per share) | $ / shares	$ 166.30	$ 165.42
Granted during the year (in usd per share) | $ / shares	106.84	190.60
Forfeited during the year (in usd per share) | $ / shares	160.20	182.86
Issued during the year (in usd per share) | $ / shares	155.08	205.95	$ 167.22
Balance at the end of year (in usd per share) | $ / shares	$ 148.95	$ 166.30	$ 165.42
SEUs and PSEUs
Number of RSU (in shares)
Balance at the beginning of year (in shares) | shares	16,586	28,059
Forfeited during the year (in shares) | shares	(1,552)	(2,841)
Issued during the year (in shares) | shares	(8,077)	(8,632)
Balance at end of year (in shares) | shares	6,957	16,586	28,059
Weighted average grant price (in usd per share)
Balance at the beginning of year (in usd per share) | $ / shares	$ 161.12	$ 237.98
Forfeited during the year (in usd per share) | $ / shares	85.75	199.82
Issued during the year (in usd per share) | $ / shares	93.46	157.35
Balance at the end of year (in usd per share) | $ / shares	$ 65.37	$ 161.12	$ 237.98